Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2011
Finance Receivables on Nonaccrual Status

As of March 31, 2011, finance receivables on nonaccrual status were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥2,633	$32
Finance leases	1,136	14
Wholesale	6,722	81
Real estate	14,437	173
Working capital	272	3

	¥25,200	$303

Finance Receivables Past Due Over 90 Days and Still Accruing

As of March 31, 2011, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥23,734	$285
Finance leases	4,484	54

	¥28,218	$339